SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 14. SEGMENTED INFORMATION

On November 4, 2011, the Company ceased all operations on its drug development business and adopted a new corporate development strategy that changed the business operation of the Company to digital media and digital education with an intense focus on China. Results of operations are reported on a consolidated basis for segment reporting purposes. Consolidated disclosures about revenue streams and long-lived assets by geographic area are seen below.

Revenues

The Company did not generate revenue for the year 2015. The Company derived revenues from royalties and from consulting services for the year ended September 30, 2014 and 2013.

	Years ended September 30,
Revenue Stream	2015	2014	2013
Disposal of Indaflex rights (Mexico Only)	$0	$0	$760,329
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	0	760,329

Other non-operating revenue:
Forgone Accounts Payable	20,227	13,364	106,377
Gain from disposal of fixed assets	-	-	-
Legal Settlement	-	-	-
Interest Income	416	409	2,704

Total Revenues and Non-Operating Revenues	$20,373	$13,773	$869,410

	Years ended September 30,
Long Lived Assets	2015	2014	2013
North America	$-	$-	$-
Asia	10,874	15,706	20,518
Total Long Lived Assets	$10,874	$15,706	$20,518